Investment Property (Details Narrative) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Direct operating expense from investment property	$ 119,708	$ 76,843	$ 87,399
Percentage gain loss between market and book value of investment properties	100.00%
Investment Property Fair Value Percentage	100.00%
Investment property	$ 12,666,980	8,121,156	10,283,994
At fair value [member]
IfrsStatementLineItems [Line Items]
Investment property	24,096,979
CHILE
IfrsStatementLineItems [Line Items]
Rental income from investment property			5,535
ARGENTINA
IfrsStatementLineItems [Line Items]
Rental income from investment property	$ 220,359	$ 110,554	$ 84,859